Subsequent Events (10K) (Details Narrative) - USD ($)	Mar. 04, 2015	Mar. 03, 2015	May. 19, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock par value				$ 0.001	$ 0.001	$ 0.001
Common stock price per share				5.10
Warrants exercisable price per share				$ 6.40
Subsequent Event [Member]
Common stock price per share			$ 1.00
Subsequent Event [Member] | Nasdaq [Member]
Percentage of conversion of note exceed					19.99%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Convertible notes	$ 350,000
Debt instrument accrued interest rate	12.00%
Notes payable, due date	Jan. 29, 2016
Sale of common stock		$ 3,500,960
Common stock par value		$ 0.001
Common stock price per share		$ 5.10
Issuance of warrant to purchases of common stock, shares		547,026
Warrants exercisable price per share		$ 6.40
Percentage of purchase price		1.50%
Cash payment		$ 52,500